Business combination - Additional Information (Details)		9 Months Ended	12 Months Ended
	Jun. 03, 2021 USD ($) item $ / shares shares	May 31, 2023 CAD ($)	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 25, 2022 shares	Jun. 03, 2021 CAD ($) $ / shares shares	Feb. 16, 2021 shares
Disclosure of detailed information about business combination [line items]
Shares Issued | shares	284,495		53,445		2,703	284,495	30,000
Revenues				$ 1,360,000
Net earnings				530,000
Goodwill		$ 9,726,002	$ 9,352,640
EBR
Disclosure of detailed information about business combination [line items]
Shares Issued | shares	7,858,078					7,858,078
Shares outstanding | shares	7,858,078					7,858,078
Number of operating fleet over ships in California | item	20
Cash consideration	$ 4,582,367					$ 5,546,039
Equity consideration						$ 3,474,232
Shares Issued | shares	284,495					284,495
Per Share Value | (per share)	$ 10.09					$ 12.21
Share Issue Related Cost			$ 13,170
Goodwill				$ 9,033,638